Project debt, Movement in project debt, split between cash and non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Project debt [Abstract]
Beginning balance	$ 5,036,193	$ 5,237,614
Cash changes	(636,343)	(636,831)
Non-cash changes	153,202	435,410
Ending balance	$ 4,553,052	$ 5,036,193